Stockholders' Equity (Deficit) (Details) - Schedule of warrant activities - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Deficit) (Details) - Schedule of warrant activities [Line Items]
Number of Options, balance beginning		2,225,000
Weighted Average Exercise Price, balance beginning		$ 0.2
Number of Options, Granted			2,225,000
Weighted Average Exercise Price, Granted	$ 0.31		$ 0.2
Number of Options, Forfeited		(2,225,000)
Weighted Average Exercise Price, Forfeited		$ 0.2
Number of Options, balance ending			2,225,000
Weighted Average Exercise Price, balance ending			$ 0.2
Weighted Average Remaining Contractual Term (Years), balance ending			4 years 9 months 18 days
Aggregate Intrinsic Value, balance ending			$ 333,750
Number of Options, Exercisable
Weighted Average Exercise Price, Exercisable	$ 0.31
Weighted Average Remaining Contractual Term (Years), Exercisable	4 years 4 months 13 days
Aggregate Intrinsic Value, Exercisable